Derivatives - Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Line Items]
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	₩ 0
Hedges of net investment in foreign operations | Exchange risk | Foreign currency denominated debentures (KRWUSD) | Other comprehensive income
Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Line Items]
Profit or loss recognized in OCI	(156,015)	₩ (19,088)
Hedge ineffectiveness recognized in profit or loss	41,188	5,039
Line item which recognized the hedge ineffectiveness	(114,827)	(14,049)
Hedges of net investment in foreign operations | Exchange risk | Foreign currency denominated debentures (KRWUSD) | Profit or loss [Member]
Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Line Items]
Hedge ineffectiveness recognized in profit or loss	0	0
Line item which recognized the hedge ineffectiveness	₩ 0	₩ 0